S000046220 [Member] Investment Objectives and Goals - BATS: High Income Municipal Series	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BATS: High Income Municipal Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: High Income Municipal Series (formerly known as “BATS: Series E Portfolio”) (the “Fund”) is to seek to maximize Federal tax‑free yield
Objective, Secondary [Text Block]	with a secondary goal of total return.